UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2014

DATE OF REPORTING PERIOD: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (UNAUDITED)

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (25.2%)
	Consumer Discretionary (6.4%)
70,000	HomeAway, Inc. 0.125%, 04/01/19	$68,531
200,000	Iconix Brand Group, Inc. 1.500%, 03/15/18	255,278
215,000	Jarden Corp.* 1.125%, 03/15/34	216,192
270,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	359,775
100,000	Liberty Media Corp.* 1.375%, 10/15/23	98,187
115,000	MGM Resorts International 4.250%, 04/15/15	145,485
	Priceline Group, Inc.
275,000	1.000%, 03/15/18	370,602
220,000	0.900%, 09/15/21*	207,873
50,000	Tesla Motors, Inc. 1.250%, 03/01/21	47,502

		1,769,425

	Energy (1.2%)
150,000	Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	177,028
150,000	Hornbeck Offshore Services, Inc.^ 1.500%, 09/01/19	146,995

		324,023

	Financials (1.5%)
130,000	Ares Capital Corp. 5.750%, 02/01/16	135,702
70,000	FXCM, Inc. 2.250%, 06/15/18	73,317
96,000	MGIC Investment Corp. 2.000%, 04/01/20	127,831
75,000	Portfolio Recovery Associates, Inc.* 3.000%, 08/01/20	82,398

		419,248

	Health Care (7.4%)
80,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	88,332
130,000	Cepheid* 1.250%, 02/01/21	128,344
70,000	Gilead Sciences, Inc. 1.625%, 05/01/16	327,925
125,000	Hologic, Inc.‡ 2.000%, 12/15/37	149,504
350,000	Illumina, Inc.* 0.000%, 06/15/19	362,623
70,000	Insulet Corp. 2.000%, 06/15/19	74,793
135,000	Medidata Solutions, Inc. 1.000%, 08/01/18	146,725
	Molina Healthcare, Inc.
69,000	1.625%, 08/15/44*	69,043
55,000	1.125%, 01/15/20	64,850
55,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	134,605

PRINCIPAL AMOUNT		VALUE

285,000	WellPoint, Inc. 2.750%, 10/15/42	$473,258

		2,020,002

	Industrials (1.4%)
85,000	Air Lease Corp. 3.875%, 12/01/18	115,143
250,000	Siemens, AG 1.050%, 08/16/17	268,825

		383,968

	Information Technology (5.7%)
175,000	Electronic Arts, Inc. 0.750%, 07/15/16	215,567
37,000	Finisar Corp.* 0.500%, 12/15/33	34,330
75,000	NVIDIA Corp.* 1.000%, 12/01/18	82,179
135,000	Palo Alto Networks, Inc.* 0.000%, 07/01/19	151,037
240,000	Salesforce.com, Inc. 0.250%, 04/01/18	267,388
235,000	SanDisk Corp.* 0.500%, 10/15/20	282,536
260,000	ServiceNow, Inc.* 0.000%, 11/01/18	275,885
70,000	Take-Two Interactive Software, Inc.^ 1.750%, 12/01/16	93,108
18,000	Workday, Inc. 0.750%, 07/15/18	21,653
145,000	Yahoo!, Inc.* 0.000%, 12/01/18	150,983

		1,574,666

	Materials (1.6%)
145,000	Cemex, SAB de CV 3.250%, 03/15/16	204,106
100,000	Glencore Finance Europe, SA 5.000%, 12/31/14	108,354
120,000	RTI International Metals, Inc. 1.625%, 10/15/19	115,239

		427,699

	TOTAL CONVERTIBLE BONDS (Cost $6,201,766)	6,919,031

SYNTHETIC CONVERTIBLE SECURITIES (4.0%) ¤
Corporate Bonds (3.3%)
	Consumer Discretionary (1.9%)
	DISH DBS Corp.
70,000	5.875%, 07/15/22	71,531
70,000	5.125%, 05/01/20	70,219
140,000	Expedia, Inc. 5.950%, 08/15/20	157,509
60,000	Icahn Enterprises, LP 4.875%, 03/15/19	59,513
140,000	L Brands, Inc. 5.625%, 02/15/22	146,737

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

20,000	PVH Corp. 4.500%, 12/15/22	$19,638

		525,147

	Energy (0.2%)
54,000	EPL Oil & Gas, Inc. 8.250%, 02/15/18	55,148

	Financials (0.3%)
70,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	74,462

	Health Care (0.4%)
65,000	Endo Health Solutions, Inc.* 7.000%, 07/15/19	68,575
40,000	Salix Pharmaceuticals, Ltd.* 6.000%, 01/15/21	43,350

		111,925

	Industrials (0.2%)
59,000	Actuant Corp. 5.625%, 06/15/22	59,000

	Information Technology (0.3%)
20,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	20,800
75,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	72,281

		93,081

	TOTAL CORPORATE BONDS	918,763

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.7%) #
	Information Technology (0.7%)
50	Facebook, Inc. Call, 01/17/15, Strike $67.50	65,625
4	Google, Inc. Call, 01/17/15, Strike $865.00	121,780

	TOTAL PURCHASED OPTIONS	187,405

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $991,786)	1,106,168

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (10.5%)
	Energy (1.3%)
310	Chesapeake Energy Corp.* 5.750%	344,681

	Financials (3.8%)
6,125	Affiliated Managers Group, Inc. 5.150%	380,516
2,000	American Tower Corp. 5.250%	217,000
1,712	Crown Castle International Corp. 4.500%	180,068
9,000	MetLife, Inc. 5.000%	277,110

		1,054,694

NUMBER OF SHARES		VALUE

	Industrials (3.5%)
1,100	Genesee & Wyoming, Inc. 5.000%	$135,718
1,106	Stanley Black & Decker, Inc. 6.250%	125,188
11,900	United Technologies Corp. 7.500%	700,791

		961,697

	Utilities (1.9%)
2,800	Dominion Resources, Inc. 6.375%	139,720
2,800	Exelon Corp. 6.500%	142,240
4,000	NextEra Energy, Inc. 5.889%	239,640

		521,600

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,597,486)	2,882,672

COMMON STOCKS (54.4%)
	Consumer Discretionary (4.1%)
430	Amazon.com, Inc.#	138,649
4,100	Home Depot, Inc.	376,134
2,860	Nike, Inc. - Class B	255,112
3,850	Twenty-First Century Fox, Inc.	132,017
2,500	Walt Disney Company	222,575

		1,124,487

	Consumer Staples (5.8%)
14,454	Coca-Cola Company~	616,608
2,125	Costco Wholesale Corp.	266,305
6,500	Mondelez International, Inc. - Class A	222,722
2,000	PepsiCo, Inc.	186,180
1,550	Philip Morris International, Inc.	129,270
3,000	Walgreen Company	177,810

		1,598,895

	Energy (5.7%)
1,525	Anadarko Petroleum Corp.	154,696
2,700	Continental Resources, Inc.#	179,496
1,200	EOG Resources, Inc.	118,824
2,900	National Oilwell Varco, Inc.	220,690
4,280	Occidental Petroleum Corp.	411,522
4,800	Schlumberger, Ltd.	488,112

		1,573,340

	Financials (11.7%)
5,000	American International Group, Inc.	270,100
3,000	Arthur J. Gallagher & Company	136,080
8,600	Citigroup, Inc.~	445,652
4,018	First Republic Bank~	198,409
3,700	Franklin Resources, Inc.~	202,057
915	Goldman Sachs Group, Inc.	167,966
11,000	JPMorgan Chase & Company	662,640
4,300	State Street Corp.	316,523
2,650	T. Rowe Price Group, Inc.	207,760
11,800	Wells Fargo & Company	612,066

		3,219,253

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Health Care (6.0%)
3,320	Celgene Corp.#	$314,670
6,900	Johnson & Johnson	735,471
3,000	Merck & Company, Inc.	177,840
2,550	Stryker Corp.	205,913
2,050	Zimmer Holdings, Inc.	206,127

		1,640,021

	Industrials (6.4%)
1,680	Boeing Company~	213,998
1,850	Cummins, Inc.	244,163
5,350	Delta Air Lines, Inc.	193,403
7,400	Eaton Corp., PLC	468,938
3,400	Union Pacific Corp.	368,628
2,850	United Parcel Service, Inc. - Class B	280,126

		1,769,256

	Information Technology (14.7%)
2,600	Accenture, PLC - Class A	211,432
13,485	Apple, Inc.~	1,358,614
3,500	Broadcom Corp. - Class A	141,470
5,420	eBay, Inc.#~	306,935
1,400	Facebook, Inc. - Class A#	110,656
700	Google, Inc. - Class A#	411,887
5,200	MasterCard, Inc. - Class A	384,384
11,900	Microsoft Corp.	551,684
3,300	Oracle Corp.	126,324
2,750	QUALCOMM, Inc.	205,617
4,500	Texas Instruments, Inc.	214,605

		4,023,608

	TOTAL COMMON STOCKS (Cost $12,026,127)	14,948,860

SHORT TERM INVESTMENT (8.9%)
2,442,439	Fidelity Prime Money Market Fund - Institutional Class (Cost $2,442,439)	2,442,439

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.2%)
	Federal Home Loan Bank Discount Notes
20,805	0.010%, 11/24/14	20,805
20,578	0.010%, 11/10/14	20,578
20,578	0.010%, 11/13/14	20,578
20,578	0.015%, 11/28/14	20,578
20,576	0.050%, 12/08/14	20,576
	Federal National Mortgage Association Discount Notes
20,573	0.080%, 12/01/14	20,573
10,288	0.050%, 12/10/14	10,288
31,999	Fidelity Prime Money Market Fund - Institutional Class	31,999

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

41,147	Federal Home Loan Mortgage Corp. 0.080%, 11/24/14	$41,147
61,736	Goldman Sachs Financial Square Fund	61,736
61,736	Morgan Stanley Institutional Liquidity Fund	61,736
4,116	U.S. Treasury Bill 0.001%, 10/16/24	4,116
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $334,710)	334,710

TOTAL INVESTMENTS (104.2%) (Cost $24,594,314)		28,633,880

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.2%)		(334,710)
LIABILITIES, LESS OTHER ASSETS (-3.0%)		(813,202)

NET ASSETS (100.0%)		$27,485,968

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Citibank N.A.	British Pound Sterling	10/16/14	20,000	$32,419	$1,761
Northern Trust Company	British Pound Sterling	10/16/14	42,000	68,080	3,740
Brown Brothers Harriman & Company	European Monetary Unit	10/16/14	4,000	5,053	303
Citibank N.A.	European Monetary Unit	10/16/14	24,000	30,316	1,675
Northern Trust Company	European Monetary Unit	10/16/14	60,000	75,790	6,569
UBS AG	European Monetary Unit	10/16/14	6,000	7,579	188
Citibank N.A.	Mexican Peso	10/16/14	257,000	19,117	453
UBS AG	Mexican Peso	10/16/14	2,320,000	172,573	4,983

					$19,672

Counterparty	Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Brown Brothers Harriman & Company	European Monetary Unit	10/16/14	13,000	$16,421	$(1,174)
Citibank N.A.	European Monetary Unit	10/16/14	5,000	6,316	(364)
Brown Brothers Harriman & Company	Mexican Peso	10/16/14	310,000	23,059	(273)

					$(1,811)

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at September 30, 2014.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $390,412.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), and commenced operations on May 19, 1999. The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of September 30, 2014.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of September 30, 2014 the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of September 30, 2014. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows:

Cost basis of investments	$24,604,933

Gross unrealized appreciation	4,294,037
Gross unrealized depreciation	(265,090)

Net unrealized appreciation (depreciation)	$4,028,947

NOTE 3 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$6,919,031	$—	$6,919,031
Synthetic Convertible Securities (Corporate Bonds)	—	918,763	—	918,763
Synthetic Convertible Securities (Purchased Options)	187,405	—	—	187,405
Convertible Preferred Stocks	2,157,475	725,197	—	2,882,672
Common Stocks	14,948,860	—	—	14,948,860
Short Term Investment	2,442,439	—	—	2,442,439
Cash Collateral For Securities Loaned	155,471	179,239	—	334,710
Forward Foreign Currency Contracts	—	19,770	—	19,770

Total	$19,891,650	$8,762,000	$—	$28,653,650

Liabilities:
Cash Collateral For Securities Loaned	$—	$334,710	$—	$334,710
Forward Foreign Currency Contracts	—	1,909	—	1,909

Total	$—	$336,619	$—	$336,619

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	November 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	November 4, 2014

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	November 4, 2014